Other Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of other accounts payable and accrued expenses
	As of December 31,
	2022	2021

Account payables	$72	$107
Accrued expenses	152	165

	$224	$272

	As of December 31,
	2021	2020

Account payables	$107	$9
Accrued expenses	165	-

	$272	$9